Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT ASSETS
7	PREPAYMENT AND OTHER CURRENT ASSETS

	As of December 31, 2023	As of December 31, 2022
	US$	US$
Current:
Deposits & Prepayment	370,370	394,078
Deferred IPO Cost*	2,039,513	-
Other Receivables	257,283	31,562
	2,667,166	425,649
Non-current:
Prepayment, non-current	18,656	-

Total prepayment and other assets	2,685,822	425,649

*	the balance of deferred IPO cost includes legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filling and print related costs, exchange listing costs, and road show related costs and other offering costs directly attributable to the Company’s initial public offering. It was subsequently charged against the gross proceeds from the Company’s initial public offering completed on April 22, 2024 as a reduction of share capital.

i)	Financial risk management

The exposure of prepayments and other current assets to credit risk is disclosed in Note 19.